Income Taxes - Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$ (2,290,862)	$ (3,311,267)
State tax (benefit) at statutory rate, net of federal benefit	(136,982)	(568,213)
Foreign Rate Differential	35,343	0
Change in Valuation Allowance	2,355,170	1,826,219
Change in research and development credits	(129,974)	(60,991)
Stock Based Compensation - ISO	274,506	0
Change in fair value of warrants	(619,067)	1,493,215
Other	$ 511,866	$ 621,037
Effective income tax rate	0.00%	0.00%
Federal statutory rate percentage	34.00%	34.00%